EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of Earnings Per Share [line items]
Antidilutive effect of convertible instruments on number Of ordinary shares | shares	9,176,000	0
Antidilutive securities excluded from computation of EPS	2,380,857	0
Stock Options [Member]
Disclosure of Earnings Per Share [line items]
Antidilutive securities excluded from computation of EPS	509,468	7,551